42. Information related to guaranteed securities issued by subsidiaries (Details 1) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Entities [member]
Acquisition costs:
Proved		$ 315
Unproved	[1]	24	16,670	832
Exploration costs		815	1,080	787
Development costs		5,667	6,825	9,946
Total		6,821	24,575	11,565
Consolidated Entities [member] | BRAZIL
Acquisition costs:
Proved		315
Unproved	[1]	24	16,670	832
Exploration costs		805	1,069	776
Development costs		5,664	6,819	9,685
Total		6,808	24,558	11,293
Consolidated Entities [member] | South America [Member]
Acquisition costs:
Proved
Unproved	[1]
Exploration costs		10	11	10
Development costs		3	6	32
Total		13	17	43
Consolidated Entities [member] | North America [Member]
Acquisition costs:
Proved
Unproved	[1]
Exploration costs				1
Development costs				229
Total				230
Consolidated Entities [member] | Other Countries [member]
Acquisition costs:
Proved
Unproved	[1]
Exploration costs
Development costs
Total
Consolidated Entities [member] | Abroad [member]
Acquisition costs:
Proved
Unproved	[1]
Exploration costs		10	11	11
Development costs		3	6	261
Total		13	17	272
Equity Method Investee [member]
Acquisition costs:
Proved
Unproved	[1]
Exploration costs			3	5
Development costs		57	150	252
Total		$ 57	$ 153	$ 257

[1]	Mainly acquisition of oil exploration rights - Transfer of Rights, according to note 23.4